UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2009
                                                 -------------------------

Check here if Amendment / /; Amendment Number:
                                                 --------------------
  This Amendment (Check only one.):  / /  is a restatement.
                                     / /  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          TCG Holdings, L.L.C.
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Address:       c/o The Carlyle Group
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               1001 Pennsylvania Avenue, NW
               ------------------------------------------------------
               Suite 220 S.
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               Washington, DC  20004-2505
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Form 13F File Number:  28- 12410
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daniel A. D'Aniello
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Title:           Managing Director
                 -------------------------------------------------
Phone:           202-729-5626
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Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello           Washington, DC            August 13, 2009
---------------------------   -----------------------   -----------------------
     Signature                     City, State                   Date


/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number          Name

   28-
       --------------------      --------------------------------------

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
                                            -----------------------------------

Form 13F Information Table Entry Total:      7
                                            -----------------------------------

Form 13F Information Table Value Total:      $2,983
                                            -----------------------------------
                                                       (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.      Form 13F File Number          Name

    1        28-12429                      Carlyle Investment Management L.L.C.
    ------      -----------------------    -------------------------------------

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
                                                     FORM 13-F INFORMATION TABLE

      COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
--------------------   ---------   --------   -------   --------------------    ----------   --------   ---------------------------
                       TITLE OF                VALUE    SHRS OR  SH/   PUT/     INVESTMENT     OTHER         VOTING AUTHORITY
   NAME OF ISSUER       CLASS        CUSIP    (x$1000)  PRN AMT  PRN   CALL     DISCRETION   MANAGERS   SOLE     SHARED       NONE
--------------------   ---------   --------   -------   ------  ----   ----     ----------   --------   ----     ------       -----
American Tower Corp    CL A        029912201  $331      10,500   SH     --      Shared-      1                   10,500
                                                                                Defined

Clearwire Corp New     CL A        18538Q105  $415      75,000   SH     --      Shared-      1                   75,000
                                                                                Defined

Comcast Corp New       CL A        20030N101  $723      50,000   SH     --      Shared-      1                   50,000
                                                                                Defined

Owens Corning New      Com         690742101  $447      35,000   SH     --      Shared-      1                   35,000
                                                                                Defined

SPDR Series Trust      S&P         78464A888  $176      15,000   SH     --      Shared -     1                   15,000
                       Homebuild                                                Defined

Time Warner Cable Inc  Com         88732J207  $586      18,500   SH     --      Shared-      1                   18,500
                                                                                Defined

XTO Energy Inc         Com         98385X106  $305      8,000    SH     --      Shared-      1                   8,000
                                                                                Defined
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